Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment [Abstract]
Summary Of Property, Plant And Equipment

		December 31, 2013		December 31, 2012
(Thousands of dollars)	Estimated Useful Life	Cost	Net	Cost	Net
Land		$520,026	520,026	446,385	446,385
Ethanol facilities	20 years	67,284	1,082	163,990	83,195
Pipeline and terminal facilities	16 to 25 years	85,907	36,114	83,484	35,347
Retail gasoline stations	3 to 20 years	1,110,340	611,132	1,029,608	594,377
Buildings	20 to 45 years	17,829	8,608	3,869	2,867
Other	3 to 20 years	44,697	13,761	33,192	7,789
		$1,846,083	1,190,723	1,760,528	1,169,960